Other operating income (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2016
Other Income and Expenses [Abstract]
Liability written off	$ 8,420
Reversal of a provision for tax risks		$ 39,902